Retirement Benefit Obligations (Tables)	12 Months Ended
Dec. 31, 2024
Retirement Benefits [Abstract]
Disclosure of Sensitivity Analysis for Actuarial Assumptions
The following rates of increase in the cost of covered health care benefits was assumed:

	Other Post-retirement Benefits
	2024	2023
2023	N/A	6.0%
2024	7.5%	5.5%
2025	7.5%	5.3%
2026	7.3%	4.8%
2027	7.0%	4.5%
2028	6.8%	4.5%
2029	6.3%	4.5%
2030	6.0%	4.5%
2031	5.8%	4.5%
2032	5.5%	4.5%
2033	5.3%	4.5%
2034	5.0%	4.5%
2035	4.8%	4.5%
2036 and thereafter	4.5%	4.5%
A one percentage point change in the assumed rate of increase in healthcare costs would have the following effects:

	Increase	Decrease
2024
Effect on the aggregate current service cost and interest cost	$3	$(3)
Effect on other post-retirement benefit obligations	$73	$(65)
2023
Effect on the aggregate current service cost and interest cost	$3	$(3)
Effect on other post-retirement benefit obligations	$72	$(64)
2022
Effect on the aggregate current service cost and interest cost	$2	$(2)
Effect on other post-retirement benefit obligations	$70	$(62)
A one percentage point change in the assumed discount rate would have the following effects:

	Increase	Decrease
2024
Effect on the aggregate current service cost and interest cost	$6	$(7)
Effect on pension and other post-retirement benefit obligations	$(686)	$786
2023
Effect on the aggregate current service cost and interest cost	$6	$(7)
Effect on pension and other post-retirement benefit obligations	$(782)	$902
2022
Effect on the aggregate current service cost and interest cost	$9	$(11)
Effect on pension and other post-retirement benefit obligations	$(809)	$934

Disclosure Of Retirement Benefit Obligations
Retirement benefit obligations at December 31, 2024 and 2023, consist of the following:

	2024	2023
Non-qualified deferred compensation plan	4,037	3,386
Pension benefits	(173)	(207)
Other post-retirement benefits	1,253	1,131
Retirement benefit obligations	5,117	4,310

Disclosure of Defined Benefit Plan Information
Information about the Company’s defined benefit pension and other post-retirement benefit plans is presented below:

				Other Post-retirement
	Pension Benefits			Benefits
	2024	2023	2022	2024	2023	2022

Benefit obligations	$9,361	$10,294	$10,594	$1,253	$1,131	$1,097
Fair value of plan assets	9,534	10,501	10,235	—	—	—
Accrued (gain)/cost, December 31	$(173)	$(207)	$359	$1,253	$1,131	$1,097
Changes in the present value of the defined benefit obligations for the years ended December 31, 2024 and 2023 are as follows:

			Other Post-retirement
	Pension Benefits		Benefits
	2024	2023	2024	2023
Benefit obligations, January 1	$10,294	$10,594	$1,131	$1,097
Service cost	—	—	3	3
Interest cost	461	502	53	53
Benefits paid	(952)	(860)	(99)	(72)
Actuarial (gain)/loss	(442)	58	119	50
Other	—	—	46	—
Benefit obligations, December 31	$9,361	$10,294	$1,253	$1,131

Discount rate used in computing ending obligations	5.35%	4.84%	5.35%	4.84%
Changes in the fair value of plan assets for the years ended December 31, 2024 and 2023 are as follows:

			Other Post-retirement
	Pension Benefits		Benefits
	2024	2023	2024	2023
Fair value of plan assets, January 1	$10,501	$10,235	$—	$—
Return on plan assets	72	1,405	—	—
Contributions	—	—	99	72
Administrative expenses	(87)	(279)	—	—
Benefits paid	(952)	(860)	(99)	(72)
Fair value of plan assets,	$9,534	$10,501	$—	$—
Movements in the net pension and other post-retirement benefit liabilities during the years ended 2024, 2023 and 2022 are as follows:

				Other Post-retirement
	Pension Benefits			Benefits
	2024	2023	2022	2024	2023	2022
Accrued cost, January 1	$(207)	$359	$417	$1,131	$1,097	$1,405
Expense recognized in the income statement	71	290	174	56	56	39
Amount recognized as other comprehensive (income)/loss	(37)	(856)	(232)	119	50	(306)
Contributions	—	—	—	(99)	(72)	(41)
Other	—	—	—	46	—	—
Accrued (gain)/loss, December 31	$(173)	$(207)	$359	$1,253	$1,131	$1,097
The components of net periodic pension and other post-retirement benefit costs for the years ended December 31, 2024, 2023, and 2022 are as follows:

				Other Post-retirement
	Pension Benefits			Benefits
	2024	2023	2022	2024	2023	2022
Service cost	$—	$—	$—	$3	$3	$4
Administrative expenses	87	279	170	—	—	—
Net interest cost	(16)	11	4	53	53	35
Net periodic pension expense	71	290	174	56	56	39
Other comprehensive (income)/loss	(37)	(856)	(232)	119	50	(306)
Total comprehensive (income)/loss	$34	$(566)	$(58)	$175	$106	$(267)
The amounts recorded in other comprehensive (income)/loss for the years ended December 31, 2024, 2023, and 2022 are as follows:

	2024	2023	2022
Cost of goods sold	$90	$282	$174
Finance cost	37	64	39
Net periodic expense	127	346	213
Other comprehensive (income)	82	(806)	(538)
Comprehensive (income)/loss	$209	$(460)	$(325)
The components of actuarial (gains)/losses included in other comprehensive (income)/loss for the years ended December 31, 2024, 2023, and 2022 are as follows:

	2024	2023	2022
Asset loss/(gain)	$404	$(914)	$2,503
Demographic (gain)/loss	(23)	(160)	(243)
Assumption (gain)/loss	(299)	268	(2,798)
Total actuarial loss/(gain)	$82	$(806)	$(538)

Schedule Of Expected Future Benefit Payments
The estimated future benefit payments at December 31, 2024, 2023 and 2022 are as follows:

				Other Post-retirement
	Pension Benefits			Benefits
	2024	2023	2022	2024	2023	2022

Year 1	$1,368	$1,368	$956	$135	$113	$103
Year 2	888	919	948	101	102	108
Year 3	861	896	926	108	99	111
Year 4	825	869	904	112	101	92
Year 5	796	833	877	107	96	94
Years 6-10	3,540	3,736	3,924	462	405	409
Years 10+	6,489	7,189	7,917	733	688	715
	$14,767	$15,810	$16,452	$1,758	$1,604	$1,632